Prepayments and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepayments and other current assets
Prepayment to suppliers	$ 325	$ 3
Advances to employee	50
Deposits	29
Total prepayments and other current assets	$ 404	$ 3